Finance receivables, net - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Sales-type lease, selling profit	€ 114,300,000	€ 460,900,000	€ 429,100,000
Expected credit losses from finance receivables recorded	€ 0	€ 0	€ 0